SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Income (Loss) per Common Share (Details) - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)	$ (12,000,418)	$ (6,633,074)		$ (14,245,878)	$ (14,472,494)	[1]	$ (4,630,168)	[1]
Common stockholders, basic	34,549,212	34,498,712		34,506,400	26,787,730	[1]	18,668,710	[1]
Common stockholders, diluted	34,549,212	34,498,712		34,506,400	26,787,730		18,668,710
Basic	$ (0.35)	$ (0.19)		$ (0.41)	$ (0.54)	[1]	$ (0.25)	[1]
Diluted	$ (0.35)	$ (0.19)		$ (0.41)	$ (0.54)		$ (0.25)
Class A ordinary shares | Galata Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)			$ (595,283)	$ (669,692)
Common stockholders, basic			8,695,747	14,375,000
Common stockholders, diluted			8,695,747	14,375,000
Basic			$ (0.07)	$ (0.05)
Diluted			$ (0.07)	$ (0.05)
Class B ordinary shares | Galata Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)			$ (246,016)	$ (167,423)
Common stockholders, basic			3,593,750	3,593,750
Common stockholders, diluted			3,593,750	3,593,750
Basic			$ (0.07)	$ (0.05)
Diluted			$ (0.07)	$ (0.05)

[1]	See restatement of financial statements in note 2.4 for further details.